Investments in unconsolidated entities - Other long-term investments (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in unconsolidated entities
Other long-term investments	$ 349.0	$ 269.5	$ 124.8
Investments in unconsolidated entities
Investments in unconsolidated entities
Other long-term investments	349.0	269.5	124.8
Equity method investments	0.0	0.0	0.0
Investments in unconsolidated entities | Equity method eligible investments
Investments in unconsolidated entities
Other long-term investments	172.7	121.2	77.1
Investments in unconsolidated entities | Equity method ineligible investments
Investments in unconsolidated entities
Other long-term investments	$ 176.3	$ 148.3	$ 47.7